Revenues	12 Months Ended
Mar. 31, 2022
Revenues
Revenues
15	Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood processing and storage services.

Since the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Cord blood processing fees	759,493	653,756	693,001	109,319
Cord blood storage fees	451,670	492,884	537,853	84,844
Fees derived from the provision of donated cord blood for transplantation and research and others	10,297	12,999	12,401	1,956
Total revenues	1,221,460	1,159,639	1,243,255	196,119